Revenue - Summary Of Accrual and Release (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accrual and release [abstract]
At January 1	¥ 2,245	¥ 2,286
Deferred during the year	843	1,613
Recognized as revenue during the year	(1,122)	(1,654)
At December 31	1,966	2,245
Less: the related pending output value added tax therein	185	188
Accrual and release	¥ 1,781	¥ 2,057